Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Registrant Name	EATON VANCE MUNICIPALS TRUST
Central Index Key	0000778365
Amendment Flag	false
Document Creation Date	Nov. 25, 2019
Document Effective Date	Dec. 01, 2019
Prospectus Date	Dec. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Arizona Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETAZX
Eaton Vance Arizona Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECAZX
Eaton Vance Arizona Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIAZX
Eaton Vance Connecticut Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETCTX
Eaton Vance Connecticut Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECCTX
Eaton Vance Connecticut Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EICTX
Eaton Vance Minnesota Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETMNX
Eaton Vance Minnesota Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECMNX
Eaton Vance Minnesota Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIMNX
Eaton Vance Municipal Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EMOAX
Eaton Vance Municipal Opportunities Fund | Class C
Risk/Return:
Trading Symbol	EMOCX
Eaton Vance Municipal Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EMOIX
Eaton Vance New Jersey Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETNJX
Eaton Vance New Jersey Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECNJX
Eaton Vance New Jersey Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EINJX
Eaton Vance Pennsylvania Municipal Income Fund | Class A
Risk/Return:
Trading Symbol	ETPAX
Eaton Vance Pennsylvania Municipal Income Fund | Class C
Risk/Return:
Trading Symbol	ECPAX
Eaton Vance Pennsylvania Municipal Income Fund | Class I
Risk/Return:
Trading Symbol	EIPAX